Calamos Antetokounmpo Global Sustainable Equities ETF

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (99.2%)
		Communication Services (7.7%)
3,678		Alphabet, Inc. - Class A	$1,034,217
113		Netflix, Inc.#	126,431
546,135	KES	Safaricom PLC	128,975
			1,289,623
		Consumer Discretionary (11.3%)
1,087	EUR	Amadeus IT Group SA	83,094
1,574		Amazon.com, Inc.#	384,402
16		Booking Holdings, Inc.	81,244
11,675	HKD	BYD Co. Ltd. - Class H	151,148
2,570		Chipotle Mexican Grill, Inc.#	81,443
2,268	EUR	Cie Generale des Etablissements Michelin SCA	72,388
1,074	KRW	Coway Co. Ltd.	67,241
5,653	GBP	Greggs PLC	119,787
387		Home Depot, Inc.	146,901
2,842	EUR	Industria de Diseno Textil SA	156,912
41		MercadoLibre, Inc.#	95,418
6,563		Sony Group Corp. ADR	183,042
1,494		TJX Cos., Inc.	209,369
1,460		Tractor Supply Co.	79,001
			1,911,390
		Consumer Staples (5.0%)
1,199		Colgate-Palmolive Co.	92,383
90		Costco Wholesale Corp.	82,030
3,197		Darling Ingredients, Inc.#	102,464
25,307	GBP	Haleon PLC	117,723
5,292	EUR	Jeronimo Martins SGPS SA	136,270
1,393	EUR	Kerry Group PLC - Class A	127,006
202	EUR	L'Oreal SA	84,438
1,026		Walmart, Inc.	103,811
			846,125
		Financials (13.7%)
17,868	HKD	AIA Group Ltd.	173,493
16,370	GBP	Aviva PLC	143,784
1,398		Bank of New York Mellon Corp.	150,886
491,766	IDR	Bank Rakyat Indonesia Persero Tbk. PT	117,693
4,252	NOK	DNB Bank ASA	108,428
25,177	EUR	Eurobank Ergasias Services & Holdings SA	94,635
11,490	MXN	Grupo Financiero Banorte SAB de CV - Class O	107,865
6,444		HDFC Bank Ltd. ADR	233,402
1,959	HKD	Hong Kong Exchanges & Clearing Ltd.	106,792
716		Intercontinental Exchange, Inc.	104,744
12,695		Itau Unibanco Holding SA ADR	93,435
617		Jack Henry & Associates, Inc.	91,896
1,348	EUR	KBC Group NV	161,981
248		S&P Global, Inc.	120,828
1,998	JPY	Tokio Marine Holdings, Inc.	74,962
636		Travelers Cos., Inc.	170,842
766		Visa, Inc. - Class A	261,007
			2,316,673
		Health Care (8.4%)
794	GBP	AstraZeneca PLC	130,072
3,222	JPY	Daiichi Sankyo Co. Ltd.	76,708
928		Edwards Lifesciences Corp.#	76,514
357	EUR	EssilorLuxottica SA	130,568
1,292		GE HealthCare Technologies, Inc.	96,835
1,060		Gilead Sciences, Inc.	126,977
175	CHF	Lonza Group AG	120,516
1,138		Merck & Co., Inc.	97,845
522	EUR	Merck KGaA	68,261
2,084	DKK	Novo Nordisk AS - Class B	101,628
383	CHF	Roche Holding AG	123,217
2,100	CNY	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	63,484
244		Thermo Fisher Scientific, Inc.	138,443
492		Zoetis, Inc.	70,892
			1,421,960
		Industrials (16.1%)
4,242	SEK	Atlas Copco AB - Class A	71,509
1,585		Canadian Pacific Kansas City Ltd.	114,041
1,126	EUR	Cie de Saint-Gobain SA	109,100
1,900	HKD	Contemporary Amperex Technology Co. Ltd. - Class H	136,560
255		Deere & Co.	117,716
331		Eaton Corp. PLC	126,296
3,104	SEK	Epiroc AB - Class A	65,738
1,592	GBP	Experian PLC	74,182
512		Ferguson Enterprises, Inc.	127,232
5,968	JPY	Hitachi Ltd.	205,943
1,254		nVent Electric PLC	143,395
550		Old Dominion Freight Line, Inc.	77,231
1,129		Otis Worldwide Corp.	104,726
427		Quanta Services, Inc.	191,779
1,700	JPY	Recruit Holdings Co. Ltd.	85,028
2,419	GBP	RELX PLC	106,680
219		Rockwell Automation, Inc.	80,671
434	EUR	Schneider Electric SE	123,112
462	EUR	Siemens AG	130,761
200	JPY	SMC Corp.	68,224
4,300	CNY	Sungrow Power Supply Co. Ltd. - Class A	114,733
302		Trane Technologies PLC	135,492
282		Verisk Analytics, Inc.	61,690
718		Waste Management, Inc.	143,435
			2,715,274
		Information Technology (28.2%)
2,480		Apple, Inc.	670,518
685		Applied Materials, Inc.	159,673
123	EUR	ASML Holding NV	130,164
3,222		Bentley Systems, Inc. - Class B	163,774
932		Broadcom, Inc.	344,495
248		Cadence Design Systems, Inc.#	83,995
1,824	GBP	Halma PLC	84,969
3,280	EUR	Infineon Technologies AG	129,753
200	JPY	Keyence Corp.	74,453
1,555		Microsoft Corp.	805,195
170		Motorola Solutions, Inc.	69,141
3,610		NVIDIA Corp.	730,989
303		Oracle Corp.	79,571
371		Palo Alto Networks, Inc.#	81,709
775	EUR	SAP SE	200,502
583	KRW	SK Hynix, Inc.	228,740
1,614		Taiwan Semiconductor Manufacturing Co. Ltd. ADR	484,894
763		TE Connectivity PLC	188,469

See accompanying Notes to Schedule of Investments

1

Calamos Antetokounmpo Global Sustainable Equities ETF

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF
SHARES			VALUE
312		Texas Instruments, Inc.	$50,376
			4,761,380
		Materials (4.7%)
450	EUR	Air Liquide SA	87,099
2,158		Ball Corp.	101,426
708	EUR	DSM-Firmenich AG	57,696
481		Ecolab, Inc.	123,328
16,715	BRL	Klabin SA	56,049
282		Linde PLC	117,961
1,282	DKK	Novonesis Novozymes B - Class B	76,616
244		Sherwin-Williams Co.	84,165
459	CHF	Sika AG	89,661
			794,001
		Real Estate (0.9%)
401		American Tower Corp.	71,771
686		Prologis, Inc.	85,126
			156,897
		Utilities (3.2%)
6,656	EUR	Iberdrola SA	134,759
6,802	GBP	National Grid PLC	101,868
19,209	INR	Power Grid Corp. of India Ltd.	62,352
1,304		Sempra	119,890
3,548	EUR	Veolia Environnement SA	117,167
			536,036
		Total Common Stocks
		(Cost $12,580,750)	16,749,359
TOTAL INVESTMENTS (99.2%)
(Cost $12,580,750)			16,749,359
OTHER ASSETS, LESS LIABILITIES (0.8%)			137,653
NET ASSETS (100.0%)			$16,887,012

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS
BRL	Brazilian Real
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona

ABBREVIATION
ADR	American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. Dollars.

CURRENCY EXPOSURE OCTOBER 31, 2025

	Value	% of Total Investments
US Dollar	$10,676,872	63.7%
European Monetary Unit	2,335,666	13.9%
British Pound Sterling	879,065	5.3%
Japanese Yen	585,318	3.5%
Hong Kong Dollar	567,993	3.4%
Swiss Franc	333,394	2.0%
South Korean Won	295,981	1.8%
Danish Krone	178,244	1.1%
Chinese Yuan Renminbi	178,217	1.1%
Swedish Krona	137,247	0.8%
Kenyan Shilling	128,975	0.8%
Indonesian Rupiah	117,693	0.7%
Norwegian Krone	108,428	0.6%
Mexican Peso	107,865	0.6%
Indian Rupee	62,352	0.4%
Brazilian Real	56,049	0.3%
Total Investments	$16,749,359	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

2

Calamos Autocallable Income ETF

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. GOVERNMENT AND AGENCY SECURITY (94.1%)
	Other (94.1%)
346,859,000	U.S. Treasury Bill~ 3.933%, 01/08/26 (Cost $344,338,529)	$344,456,818
TOTAL INVESTMENTS (94.1%) (Cost $344,338,529)		344,456,818
OTHER ASSETS, LESS LIABILITIES (5.9%)		21,651,670
NET ASSETS (100.0%)		$366,108,488

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for swaps. The aggregate value of such securities is $190,897,911.

TOTAL RETURN SWAP

Counterparty	Underlying Reference Instrument	Fixed Rate (Fund Pays)	Floating Rate (Fund Receives)	Termination Date	Periodic Payment Frequency	Notional Amount	Upfront Payments (Paid)/ Received	Market Value	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank N.A.	MerQube U.S. Large-Cap Vol Advantage Autocallable Index	Equity Return on 428,588 Shares of MerQube U.S. Large-Cap Vol Advantage Autocallable Index	1 mo. SOFR Plus 0.100%	08/31/26	Annual	$345,247,643	—	$14,065,512	$14,065,512

See accompanying Notes to Schedule of Investments

1

Calamos CEF Income & Arbitrage ETF

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

CLOSED-END FUNDS (99.2%)
	Convertible (2.3%)
35,282	Advent Convertible & Income Fund	$458,313

	Covered Call (18.3%)
84,515	BlackRock Enhanced Equity Dividend Trust	769,932
29,874	BlackRock Enhanced Large Cap Core Fund, Inc.	724,743
89,322	Eaton Vance Risk-Managed Diversified Equity Income Fund	799,432
63,514	Eaton Vance Tax Managed Global Buy Write Opportunities Fund	578,612
19,454	Nuveen Dow 30SM Dynamic Overwrite Fund	290,643
92,174	XAI Madison Equity Premium Income Fund	553,966
		3,717,328
	Equity-Sector (6.0%)
15,885	BlackRock Health Sciences Trust	609,348
12,468	Cohen & Steers Infrastructure Fund, Inc.	294,494
64,632	GAMCO Global Gold Natural Resources & Income Trust	306,356
		1,210,198
	Global Allocation (3.1%)
7,325	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	207,737
31,479	Nuveen Multi-Asset Income Fund	417,097
		624,834
	High Yield Bond (3.7%)
24,651	DoubleLine Yield Opportunities Fund	364,095
89,913	Western Asset High Income Fund II, Inc.	380,332
		744,427
	Master Limited Partnership (8.0%)
10,864	ClearBridge Energy Midstream Opportunity Fund, Inc.	462,372
20,796	Kayne Anderson Energy Infrastructure Fund	242,481
54,661	Neuberger Berman Energy Infrastructure & Income Fund, Inc.	448,767
11,029	Tortoise Energy Infrastructure Corp.	478,769
		1,632,389
	Municipal Bond (2.9%)
34,386	BlackRock Taxable Municipal Bond Trust	580,780
		580,780
	Municipal Bond (2.2%)
55,288	PIMCO Municipal Income Fund II	438,434

	Preferred (5.2%)
52,338	Flaherty & Crumrine Preferred & Income Fund	630,149
25,506	Flaherty & Crumrine Preferred & Income Securities Fund	428,756
		1,058,905
	Real Estate Investment Trust (5.6%)
32,077	Cohen & Steers Quality Income Realty Fund, Inc.	387,811
32,372	Highland Opportunities & Income Fund	210,742
164,762	Neuberger Berman Real Estate Securities Income Fund, Inc.	528,886
		1,127,439
	Senior Loan (8.2%)
23,295	Blackstone Strategic Credit 2027 Term Fund	275,813
51,351	Eaton Vance Senior Floating-Rate Trust	585,401
74,214	Eaton Vance Senior Income Trust	402,240
76,947	Nuveen Credit Strategies Income Fund	394,738
		1,658,192
	Taxable Bond (1.0%)
17,554	Western Asset High Yield Opportunity Fund, Inc.	200,467

	U.S. Allocation (12.5%)
56,877	Bexil Investment Trust	833,248
15,708	Eaton Vance Tax-Advantaged Dividend Income Fund	387,045
27,328	John Hancock Tax-Advantaged Dividend Income Fund	680,467
24,184	Virtus Equity & Convertible Income Fund	627,091
		2,527,851
	U.S. Investment Grade (1.5%)
22,778	BlackRock Multi-Sector Income Trust	301,581

	U.S. Stock (5.8%)
116,595	Liberty All Star Growth Fund, Inc.	645,936
13,059	Nuveen Core Equity Alpha Fund	208,683
18,310	SRH Total Return Fund, Inc.	318,411
		1,173,030
	World Bond (3.4%)
33,737	abrdn Income Credit Strategies Fund	187,915
41,758	Morgan Stanley Emerging Markets Debt Fund, Inc.	308,592
15,286	Nuveen Global High Income Fund	198,106
		694,613
	World Stock (9.5%)
65,576	abrdn Total Dynamic Dividend Fund	628,874
13,774	India Fund, Inc.	206,748
14,201	Mexico Fund, Inc.	275,357

1

Calamos CEF Income & Arbitrage ETF

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE
10,804	Morgan Stanley India Investment Fund, Inc.	$294,517
30,127	Templeton Emerging Markets Fund	529,030
		1,934,526
	TOTAL CLOSED-END FUNDS (Cost $19,120,852)	20,083,307

Right (0.0%) #
	Financials (0.0%)
15,286	Nuveen Global High Income Fund, (Expires 11/20/25) (Cost $—)	184
TOTAL INVESTMENTS (99.2%) (Cost $19,120,852)		20,083,491
OTHER ASSETS, LESS LIABILITIES (0.8%)		163,471
NET ASSETS (100.0%)		$20,246,962

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

2

Calamos Convertible Equity Alternative ETF

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

Common Stocks (0.6)%
	Financials (0.4)%
1,302	Galaxy Digital, Inc. - Class A#	$45,583
	Health Care (0.2)%
3,067	Brookdale Senior Living, Inc.#	28,431
	Total Common Stocks (Cost $74,036)	74,014

PRINCIPAL AMOUNT		VALUE

Convertible Bonds (79.4)%
	Communication Services (7.1)%
90,000	Liberty Media Corp.*
	2.375%, 09/30/53	135,604
36,000	Liberty Media Corp.-Liberty Formula One
	2.250%, 08/15/27	46,245
83,000	Live Nation Entertainment, Inc.
	3.125%, 01/15/29	125,439
27,000	Opendoor Technologies, Inc.*
	7.000%, 05/15/30	137,899
23,000	Sphere Entertainment Co.
	3.500%, 12/01/28	47,408
	Uber Technologies, Inc.
143,000	0.875%, 12/01/28	208,926
93,000	0.000%, 12/15/25	111,139
		812,660
	Consumer Discretionary (5.4)%
28,000	Burlington Stores, Inc.
	1.250%, 12/15/27	40,113
93,000	Carnival Corp.
	5.750%, 12/01/27	206,981
27,000	Chefs' Warehouse, Inc.
	2.375%, 12/15/28	39,666
19,000	Patrick Industries, Inc.
	1.750%, 12/01/28	31,212
28,000	Peloton Interactive, Inc.
	5.500%, 12/01/29	53,250
38,000	Stride, Inc.
	1.125%, 09/01/27	52,729
	Wayfair, Inc.
47,000	3.500%, 11/15/28	110,727
50,000	3.250%, 09/15/27	85,209
		619,887
	Consumer Staples (0.4)%
29,000	ANI Pharmaceuticals, Inc.
	2.250%, 09/01/29	40,577
		40,577
	Energy (1.6)%
26,000	Array Technologies, Inc.*
	2.875%, 07/01/31	35,030
29,000	CNX Resources Corp.
	2.250%, 05/01/26	76,078
22,000	Eos Energy Enterprises, Inc.*
	6.750%, 06/15/30	73,274
		184,382
	Financials (6.4)%
104,000	Cipher Mining, Inc.*
	0.000%, 10/01/31	147,956
56,000	Cleanspark, Inc.*
	0.000%, 06/15/30	80,453
	SoFi Technologies, Inc.*
72,000	1.250%, 03/15/29	229,274
32,000	0.000%, 10/15/26	45,468
43,000	Terawulf, Inc.*
	2.750%, 02/01/30	88,409
33,000	Upstart Holdings, Inc.
	2.000%, 10/01/29	44,285
70,000	Ventas Realty LP
	3.750%, 06/01/26	94,597
		730,442
	Health Care (5.0)%
32,000	Alnylam Pharmaceuticals, Inc.^
	1.000%, 09/15/27	52,881
	Bridgebio Pharma, Inc.
49,000	1.750%, 03/01/31*	74,316
45,000	2.500%, 03/15/27	72,800
	Ionis Pharmaceuticals, Inc.
50,000	0.000%, 04/01/26	67,705
45,000	1.750%, 06/15/28	68,504
54,000	iRhythm Technologies, Inc.
	1.500%, 09/01/29	78,938
26,000	Mirum Pharmaceuticals, Inc.
	4.000%, 05/01/29	62,206
25,000	PTC Therapeutics, Inc.
	1.500%, 09/15/26	34,420
38,000	TransMedics Group, Inc.
	1.500%, 06/01/28	60,583
		572,353
	Industrials (10.7)%
61,000	AeroVironment, Inc.
	0.000%, 07/15/30	85,446
25,000	Axon Enterprise, Inc.
	0.500%, 12/15/27	80,108
	Bloom Energy Corp.
52,000	3.000%, 06/01/28	366,881
42,000	3.000%, 06/01/29^	268,720
	Granite Construction, Inc.
29,000	3.750%, 05/15/28	65,968
34,000	3.250%, 06/15/30	49,603
29,000	OSI Systems, Inc.
	2.250%, 08/01/29	45,933
22,000	Rocket Lab USA, Inc.*
	4.250%, 02/01/29	269,977
		1,232,636
	Information Technology (28.2)%
52,000	Advanced Energy Industries, Inc.
	2.500%, 09/15/28	83,106
139,000	Akamai Technologies, Inc.*^
	0.250%, 05/15/33	140,669
38,000	Applied Digital Corp.*
	2.750%, 06/01/30	139,314
36,000	Core Scientific, Inc.*
	3.000%, 09/01/29	76,709
39,000	InterDigital, Inc.
	3.500%, 06/01/27	182,919

See accompanying Notes to Schedule of Investments

Calamos Convertible Equity Alternative ETF

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
34,000	Itron, Inc.
	0.000%, 03/15/26	$33,715
24,000	Life360, Inc.*
	0.000%, 06/01/30	33,310
	Lumentum Holdings, Inc.
49,000	1.500%, 12/15/29^	145,120
39,000	0.500%, 12/15/26	80,509
74,000	0.500%, 06/15/28	120,914
104,000	0.375%, 03/15/32*	137,705
32,000	Mirion Technologies, Inc.*
	0.250%, 06/01/30	46,204
37,000	Nutanix, Inc.
	0.250%, 10/01/27	49,528
52,000	Riot Platforms, Inc.*^
	0.750%, 01/15/30	81,312
123,000	Seagate HDD Cayman^
	3.500%, 06/01/28	385,167
	Snowflake, Inc.
95,000	0.000%, 10/01/27	170,527
94,000	0.000%, 10/01/29	173,220
	Strategy, Inc.
62,000	0.625%, 03/15/30	118,860
58,000	0.875%, 03/15/31	80,697
65,000	2.250%, 06/15/32	101,312
79,000	0.625%, 09/15/28	131,075
79,000	Terawulf, Inc.*
	1.000%, 09/01/31	117,331
49,000	Tyler Technologies, Inc.
	0.250%, 03/15/26	51,238
21,000	Viavi Solutions, Inc.*
	0.625%, 03/01/31	29,642
132,000	Western Digital Corp.
	3.000%, 11/15/28	530,271
		3,240,374
	Materials (4.3)%
	Centrus Energy Corp.*
32,000	2.250%, 11/01/30	123,778
69,000	0.000%, 08/15/32	121,901
72,000	MP Materials Corp.*^
	3.000%, 03/01/30	218,456
23,000	Peabody Energy Corp.
	3.250%, 03/01/28	35,294
		499,429
	Real Estate (2.5)%
	Welltower OP LLC*
86,000	2.750%, 05/15/28	163,907
84,000	3.125%, 07/15/29	124,835
		288,742
	Utilities (7.8)%
47,000	Alliant Energy Corp.
	3.875%, 03/15/26	50,493
81,000	CenterPoint Energy, Inc.
	4.250%, 08/15/26	89,174
141,000	Duke Energy Corp.
	4.125%, 04/15/26	151,933
89,000	Evergy, Inc.
	4.500%, 12/15/27	113,183
88,000	NextEra Energy Capital Holdings, Inc.
	3.000%, 03/01/27	110,385
78,000	Southern Co.
	3.875%, 12/15/25	87,883
32,000	TXNM Energy, Inc.
	5.750%, 06/01/54	41,952
60,000	UGI Corp.
	5.000%, 06/01/28	76,992
	WEC Energy Group, Inc.
70,000	4.375%, 06/01/27^	82,493
75,000	4.375%, 06/01/29	91,217
		895,705
	Total Convertible Bonds (Cost $6,659,022)	9,117,187

NUMBER OF SHARES		VALUE

Convertible Preferred Stocks (18.8)%
	Financials (4.1)%
2,319	Apollo Global Management, Inc.
	6.750%, 07/31/26	151,523
2,496	ARES Management Corp.
	6.750%, 10/01/27	118,036
4,159	KKR & Co., Inc.
	6.250%, 03/01/28	203,874
		473,433
	Health Care (1.3)%
723	BrightSpring Health Services, Inc.
	6.750%, 02/01/27	79,805
207	Bruker Corp.#
	6.375%, 09/01/28	65,464
		145,269
	Industrials (5.9)%
9,369	Boeing Co.
	6.000%, 10/15/27	606,362
356	Chart Industries, Inc.
	6.750%, 12/15/25	25,247
956	QXO, Inc.
	5.500%, 05/15/28	48,804
		680,413
	Information Technology (2.1)%
2,438	Hewlett Packard Enterprise Co.
	7.625%, 09/01/27	164,760
844	Shift4 Payments, Inc.^
	6.000%, 05/01/28	72,128
		236,888
	Materials (1.5)%
3,811	Albemarle Corp.^
	7.250%, 03/01/27	168,561

	Utilities (3.9)%
1,452	CenterPoint Energy, Inc. (Warner Media LLC, Charter Communications Time, Inc.)#^§
	3.369%, 09/15/29	53,826
	NextEra Energy, Inc.^
3,297	7.299%, 06/01/27	173,191
2,386	7.234%, 11/01/27	116,699
2,597	PG&E Corp.
	6.000%, 12/01/27	106,737
		450,453
	Total Convertible Preferred Stocks (Cost $2,120,007)	2,155,017

See accompanying Notes to Schedule of Investments

Calamos Convertible Equity Alternative ETF

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

Investment of Cash Collateral for Securities Loaned (13.0%)
1,494,065	State Street Navigator Securities Lending Government Money Market Portfolio, 4.142%†*** (Cost $1,494,065)	$1,494,065
TOTAL INVESTMENTS (111.8%) (Cost $10,347,130)		12,840,283
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-13.0%)		(1,494,065)
OTHER ASSETS, LESS LIABILITIES (1.2%)		139,220
NET ASSETS (100.0%)		$11,485,438

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
†	Represents investment of cash collateral received from securities on loan as of October 31, 2025.
***	The rate disclosed is the 7 day net yield as of October 31, 2025.

See accompanying Notes to Schedule of Investments

Calamos Nasdaq® Equity & Income ETF

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

Exchange-Traded Funds (80.2%)
	Other (80.2%)
85,526	Franklin Senior Loan ETF	$2,041,078
14,721	iShares 5-10 Year Investment Grade Corporate Bond ETF	795,964
64,213	Janus Henderson AAA CLO ETF	3,258,168
51,668	Schwab 1-5 Year Corporate Bond ETF	1,288,083
140,002	Simplify MBS ETF	7,053,301
170,021	State Street SPDR Portfolio High Yield Bond ETF	4,046,500
93,399	Vanguard Emerging Markets Government Bond ETF	6,351,132
3,440	Vanguard Long-Term Corporate Bond ETF	266,325
		25,100,551
	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,753,556)	25,100,551

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (19.2)% #Ω
	Communication Services (4.6)%
100	Alphabet, Inc.
2,811,900	Expires 12/19/25, Strike $165.00	1,174,550
20	Meta Platforms, Inc.
1,296,700	Expires 03/20/26, Strike $705.00	89,991
20	Netflix, Inc.
2,237,720	Expires 09/18/26, Strike $1,340.00	164,145
20	T-Mobile U.S., Inc.
420,100	Expires 09/18/26, Strike $250.00	19,032
		1,447,718
	Consumer Discretionary (1.3)%
80	Amazon.com, Inc.
1,953,760	Expires 03/20/26, Strike $219.00	314,135
20	Tesla, Inc.
913,120	Expires 12/19/25, Strike $460.00	74,180
		388,315
	Consumer Staples (0.2)%
20	Costco Wholesale Corp.
1,822,900	Expires 06/18/26, Strike $1,060.00	58,455
		58,455
	Health Care (0.1)%
20	Amgen, Inc.
596,860	Expires 03/20/26, Strike $323.00	18,946
		18,946
	Information Technology (9.3)%
20	Advanced Micro Devices, Inc.
512,240	Expires 09/18/26, Strike $200.00	171,116
100	Apple, Inc.
2,703,700	Expires 09/18/26, Strike $245.00	484,196
63	Broadcom, Inc.
2,328,669	Expires 06/18/26, Strike $315.00	589,971
80	Cisco Systems, Inc.
584,880	Expires 12/19/25, Strike $58.50	120,621
42	Microsoft Corp.
2,174,802	Expires 06/18/26, Strike $495.00	264,599
180	NVIDIA Corp.
3,644,820	Expires 12/19/25, Strike $135.00	1,247,947
20	QUALCOMM, Inc.
361,800	Expires 03/20/26, Strike $176.00	40,224
		2,918,674
	Materials (0.1)%
20	Linde PLC
836,600	Expires 06/18/26, Strike $455.00	31,610
		31,610
	Other (3.6)%
200	Direxion NASDAQ-100 Equal Weighted Index Shares
2,074,000	Expires 09/18/26, Strike $98.50	267,140
100	Direxion Nasdaq-100® Equal Weighted Index Shares
1,037,000	Expires 12/19/25, Strike $89.50	150,915
340	Direxion Nasdaq-100® Equal Weighted Index Shares
3,525,800	Expires 03/20/26, Strike $88.50	605,912
84	Direxion Nasdaq-100® Equal Weighted Index Shares
871,080	Expires 06/18/26, Strike $96.00	113,330
		1,137,297
	Total Exchange-Traded Purchased Options
	(Cost $3,496,304)	6,001,015
TOTAL INVESTMENTS (99.4)%
(Cost $28,249,860)		31,101,566
OTHER ASSETS, LESS LIABILITIES (0.6)%		190,728
NET ASSETS (100.0)%		$31,292,294

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos Bitcoin Structured Alt Protection ETF® – January

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. Government and Agency Security (94.6%)
	Other (94.6%)
38,497,600	U.S. Treasury Bill~4.097%, 01/22/26 (Cost $38,147,703)	$38,176,575

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Option (12.6%) #Ω
	Long Call Option (12.6%)
1,581	CBOE Mini Bitcoin U.S. ETF Index
41,026,950	Expires 01/30/26, Strike $247.31 (Cost $10,318,883)	5,098,417
TOTAL INVESTMENTS (107.2%) (Cost $48,466,586)		43,274,992
LIABILITIES, LESS OTHER ASSETS (-7.2%)		(2,894,852)
NET ASSETS (100.0%)		$40,380,140

Exchange-Traded Written Option (-7.2%) #Ω
	Short Call Option (-7.2%)
(1,581)	CBOE Mini Bitcoin U.S. ETF Index
(41,026,950)	Expires 01/30/26, Strike $275.85 (Premium $6,715,721)	(2,899,014)

NOTES TO SCHEDULE OF INVESTMENTS
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $15,298,654.
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos Bitcoin Structured Alt Protection ETF® – April

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. Government and Agency Security (91.8%)
	Other (91.8%)
4,963,000	U.S. Treasury Bill~3.896%, 03/19/26 (Cost $4,891,294)	$4,893,342

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Option (43.5%) #Ω
	Long Call Option (43.5%)
272	CBOE Mini Bitcoin U.S. ETF Index
7,058,400	Expires 04/07/26, Strike $184.65 (Cost $3,347,995)	2,316,546
Total Investments (135.3%) (Cost $8,239,289)		7,209,888
LIABILITIES, LESS OTHER ASSETS (-35.3%)		(1,880,868)
NET ASSETS (100.0%)		$5,329,020

Exchange-Traded Written Option (-35.5%) #Ω
	Short Call Option (-35.5%)
(272)	CBOE Mini Bitcoin U.S. ETF Index
(7,058,400)	Expires 04/07/26, Strike $204.76
	(Premium $1,895,620)	$(1,890,414)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,967,196.
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos Bitcoin Structured Alt Protection ETF® – July

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. Government and Agency Security (95.8%)
	Other (95.8%)
6,235,000	U.S. Treasury Bill~4.006%, 07/09/26 (Cost $6,068,829)	$6,081,756

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Option (18.5%) #Ω
	Long Call Option (18.5%)
242	CBOE Mini Bitcoin U.S. ETF Index
6,279,900	Expires 07/07/26, Strike $257.50 (Cost $1,713,625)	1,169,684
Total Investments (114.3%) (Cost $7,782,454)		7,251,440
LIABILITIES, LESS OTHER ASSETS (-14.3%)		(904,868)
NET ASSETS (100.0%)		$6,346,572

Exchange-Traded Written Option (-14.4%) #Ω
	Short Call Option (-14.4%)
(242)	CBOE Mini Bitcoin U.S. ETF Index
(6,279,900)	Expires 07/07/26, Strike $283.25
	(Premium $1,024,356)	$(913,876)

NOTES TO SCHEDULE OF INVESTMENTS
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $2,438,555.
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos Bitcoin Structured Alt Protection ETF® – October

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. Government and Agency Security (96.6%)
	Other (96.6%)
4,960,000	U.S. Treasury Bill~3.616%, 10/01/26 (Cost $4,800,917)	$4,796,435

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Option (15.7%) #Ω
	Long Call Option (15.7%)
173	CBOE Mini Bitcoin U.S. ETF Index
4,489,350	Expires 10/06/26, Strike $287.63 (Cost $1,011,909)	779,502
Total Investments (112.3%) (Cost $5,812,826)		5,575,937
LIABILITIES, LESS OTHER ASSETS (-12.3%)		(611,276)
NET ASSETS (100.0%)		$4,964,661

Exchange-Traded Written Option (-13.0%) #Ω
	Short Call Option (-13.0%)
(173)	CBOE Mini Bitcoin U.S. ETF Index
(4,489,350)	Expires 10/06/26, Strike $311.99
	(Premium $856,182)	(647,292)

NOTES TO SCHEDULE OF INVESTMENTS
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $967,023.
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January
SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. Government and Agency Security (71.2%)
	Other (71.2%)
33,750,400	U.S. Treasury Bill~4.016%, 01/22/26 (Cost $33,449,559)	$33,468,961

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Option (30.5%) #Ω
	Long Call Option (30.5%)
1,836	CBOE Mini Bitcoin U.S. ETF Index
47,644,200	Expires 01/30/26, Strike $187.14 (Cost $21,252,575)	14,351,868
TOTAL INVESTMENTS (101.7%) (Cost $54,702,134)		47,820,829
LIABILITIES, LESS OTHER ASSETS (-1.7%)		(782,869)
NET ASSETS (100.0%)		$47,037,960

Exchange-Traded Written Option (-1.7%) #Ω
	Short Call Option (-1.7%)
(1,836)	CBOE Mini Bitcoin U.S. ETF Index
(47,644,200)	Expires 01/30/26, Strike $352.60
	(Premium $2,486,955)	(782,965)

NOTES TO SCHEDULE OF INVESTMENTS
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $13,420,845.
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. Government and Agency Security (61.3%)
	Other (61.3%)
2,971,500	U.S. Treasury Bill~3.797%, 03/19/26 (Cost $2,929,627)	$2,929,793

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Option (50.0%) #Ω
	Long Call Option (50.0%)
204	CBOE Mini Bitcoin U.S. ETF Index
5,293,800	Expires 04/07/26, Strike $147.72 (Cost $2,998,403)	2,390,049
Total Investments (111.3%) (Cost $5,928,030)		5,319,842
LIABILITIES, LESS OTHER ASSETS (-11.3%)		(539,458)
NET ASSETS (100.0%)		$4,780,384

Exchange-Traded Written Option (-11.6%) #Ω
	Short Call Option (-11.6%)
(204)	CBOE Mini Bitcoin U.S. ETF Index
(5,293,800)	Expires 04/07/26, Strike $279.25
	(Premium $676,113)	(552,424)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,177,833.
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. Government and Agency Security (77.2%)
	Other (77.2%)
8,984,900	U.S. Treasury Bill~3.938%, 07/09/26 (Cost $8,749,375)	$8,764,070

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Option (29.7%) #Ω
	Long Call Option (29.7%)
436	CBOE Mini Bitcoin U.S. ETF Index
11,314,200	Expires 07/07/26, Strike $206.00 (Cost $4,280,694)	3,375,963
Total Investments (106.9%) (Cost $13,030,069)		12,140,033
LIABILITIES, LESS OTHER ASSETS (-6.9%)		(785,030)
NET ASSETS (100.0%)		$11,355,003

Exchange-Traded Written Option (-7.0%) #Ω
	Short Call Option (-7.0%)
(436)	CBOE Mini Bitcoin U.S. ETF Index
(11,314,200)	Expires 07/07/26, Strike $363.20
	(Premium $917,247)	(796,394)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $2,731,182.
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October
SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. Government and Agency Security (80.7%)
	Other (80.7%)
3,968,000	U.S. Treasury Bill~3.626%, 10/01/26 (Cost $3,840,393)	$3,837,148

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Option (25.7%) #Ω
	Other (25.7%)
173	CBOE Mini Bitcoin U.S. ETF Index
4,489,350	Expires 10/06/26, Strike $230.10 (Cost $1,514,912)	1,222,835
Total Investments (106.4%) (Cost $5,355,305)		5,059,983
LIABILITIES, LESS OTHER ASSETS (-6.4%)		(302,585)
NET ASSETS (100.0%)		$4,757,398

Exchange-Traded Written Option (-7.1%) #Ω
	Other (-7.1%)
(173)	CBOE Mini Bitcoin U.S. ETF Index
(4,489,350)	Expires 10/06/26, Strike $407.34
	(Premium $498,628)	$(337,854)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,547,237.
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

U.S. Government and Agency Security (81.2%)
	Other (81.2%)
17,868,900	U.S. Treasury Bill~4.053%, 01/22/26
	(Cost $17,708,200)	$17,719,894

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

EXCHANGE-TRADED PURCHASED OPTION (23.1%) #Ω
	Long Call Option (23.1%)
864	CBOE Mini Bitcoin U.S. ETF Index
22,420,800	Expires 01/30/26, Strike $210.54
	(Cost $8,250,170)	5,040,743
TOTAL INVESTMENTS (104.3%)
(Cost $25,958,370)		22,760,637
LIABILITIES, LESS OTHER ASSETS (-4.3%)		(943,598)
NET ASSETS (100.0%)		$21,817,039

EXCHANGE-TRADED WRITTEN OPTION (-4.4%) #Ω
	Short Call Option (-4.4%)
(864)	CBOE Mini Bitcoin U.S. ETF Index
(22,420,800)	Expires 01/30/26, Strike $301.14
	(Premium $2,384,128)	$(957,353)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $7,108,921.
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. Government and Agency Security (74.9%)
	Other (74.9%)
4,468,000	U.S. Treasury Bill~3.828%, 03/19/26 (Cost $4,404,543)	$4,405,289

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Option (46.6%) #Ω
	Long Call Option (46.6%)
272	CBOE Mini Bitcoin U.S. ETF Index
7,058,400	Expires 04/07/26, Strike $166.19 (Cost $3,792,716)	2,739,132
Total Investments (121.5%) (Cost $8,197,259)		7,144,421
LIABILITIES, LESS OTHER ASSETS (-21.5%)		(1,266,007)
NET ASSETS (100.0%)		$5,878,414

Exchange-Traded Written Option (-21.7%) #Ω
	Short Call Option (-21.7%)
(272)	CBOE Mini Bitcoin U.S. ETF Index
(7,058,400)	Expires 04/07/26, Strike $238.44
	(Premium $1,362,228)	$(1,274,485)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,770,003.
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. Government and Agency Security (86.5%)
	Other (86.5%)
10,105,800	U.S. Treasury Bill~3.923%, 07/09/26 (Cost $9,841,925)	$9,857,420

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Option (23.5%) #Ω
	Long Call Option (23.5%)
436	CBOE Mini Bitcoin U.S. ETF Index
11,313,328	Expires 07/07/26, Strike $231.75 (Cost $3,536,470)	2,684,449
Total Investments (110.0%) (Cost $13,378,395)		12,541,869
LIABILITIES, LESS OTHER ASSETS (-10.0%)		(1,144,292)
NET ASSETS (100.0%)		$11,397,577

Exchange-Traded Written Option (-10.1%) #Ω
	Short Call Option (-10.1%)
(436)	CBOE Mini Bitcoin U.S. ETF Index
(11,313,328)	Expires 07/07/26, Strike $321.10
	(Premium $1,332,506)	(1,154,845)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $3,511,519.
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. Government and Agency Security (88.9%)
	Other (88.9%)
5,580,000	U.S. Treasury Bill~3.654%, 10/01/26 (Cost $5,399,214)	$5,395,989

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Option (20.2%) #Ω
	Long Call Option (20.2%)
217	CBOE Mini Bitcoin U.S. ETF Index
5,631,150	Expires 10/06/26, Strike $258.87 (Cost $1,506,324)	1,225,304
Total Investments (109.1%) (Cost $6,905,538)		6,621,293
LIABILITIES, LESS OTHER ASSETS (-9.1%)		(553,400)
NET ASSETS (100.0%)		$6,067,893

Exchange-Traded Written Option (-9.8%) #Ω
	Short Call Option (-9.8%)
(217)	CBOE Mini Bitcoin U.S. ETF Index
(5,631,150)	Expires 10/06/26, Strike $355.02
	(Premium $791,479)	(596,087)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,734,839.
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos Laddered S&P 500® Structured Alt Protection ETF®
SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

Exchange-Traded Funds (100.0%)
	Other (100.0%)
267,385	Calamos S&P 500® Structured Alt Protection ETF® - April	$6,899,549
262,516	Calamos S&P 500® Structured Alt Protection ETF® - August	7,021,778
274,796	Calamos S&P 500® Structured Alt Protection ETF® - December	7,070,473
276,390	Calamos S&P 500® Structured Alt Protection ETF® - February	6,987,139
281,065	Calamos S&P 500® Structured Alt Protection ETF® - January	6,970,412
262,246	Calamos S&P 500® Structured Alt Protection ETF® - July	7,005,902
257,540	Calamos S&P 500® Structured Alt Protection ETF® - June	6,909,541
279,016	Calamos S&P 500® Structured Alt Protection ETF® - March	6,954,474
242,711	Calamos S&P 500® Structured Alt Protection ETF® - May	6,886,925
260,614	Calamos S&P 500® Structured Alt Protection ETF® - November	6,970,121
259,061	Calamos S&P 500® Structured Alt Protection ETF® - October	6,972,627
260,527	Calamos S&P 500® Structured Alt Protection ETF® - September	6,997,755
		83,646,696
	Total Exchange-Traded Funds (Cost $80,024,592)	83,646,696
TOTAL INVESTMENTS (100.0%) (Cost $80,024,592)		83,646,696
LIABILITIES, LESS OTHER ASSETS (0.0%)		(7,484)
NET ASSETS (100.0%)		$83,639,212

See accompanying Notes to Schedule of Investments

1

Calamos Laddered S&P 500® Structured Alt Protection ETF®

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

Amounts relating to investments in affiliated funds at October 31, 2025, and for the fiscal year-to-date period September 9, 2024 (commencement of operations) through October 31, 2025 are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Net Realized Gains/(Loss)	Net Increase/Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Calamos S&P 500® Structured Alt Protection ETF® - April	$6,575,117	$773,003	$549,791	$-	$17,259	$83,961	$6,899,549
Calamos S&P 500® Structured Alt Protection ETF® - August	6,656,439	784,760	557,324	-	31,916	105,987	7,021,778
Calamos S&P 500® Structured Alt Protection ETF® - December	6,654,257	785,221	555,961	-	22,481	164,475	7,070,473
Calamos S&P 500® Structured Alt Protection ETF® - February	6,619,206	780,025	553,403	-	18,936	122,375	6,987,139
Calamos S&P 500® Structured Alt Protection ETF® - January	6,614,749	778,575	552,284	-	20,308	109,064	6,970,412
Calamos S&P 500® Structured Alt Protection ETF® - July	6,649,295	782,860	555,995	-	33,411	96,331	7,005,902
Calamos S&P 500® Structured Alt Protection ETF® - June	6,574,790	773,373	549,554	-	9,742	101,190	6,909,541
Calamos S&P 500® Structured Alt Protection ETF® - March	6,601,081	777,027	551,486	-	16,598	111,254	6,954,474
Calamos S&P 500® Structured Alt Protection ETF® - May	6,567,188	771,408	548,352	-	31,166	65,515	6,886,925
Calamos S&P 500® Structured Alt Protection ETF® - November	6,614,254	778,300	552,476	-	24,454	105,589	6,970,121
Calamos S&P 500® Structured Alt Protection ETF® - October	6,623,601	779,959	553,253	-	24,945	97,375	6,972,627
Calamos S&P 500® Structured Alt Protection ETF® - September	6,638,398	781,742	554,647	-	28,184	104,078	6,997,755
	$79,388,375	$9,346,253	$6,634,526	$-	$279,400	$1,267,194	$83,646,696

See accompanying Notes to Schedule of Investments

2

Calamos Laddered Bitcoin Structured Alt Protection ETF®

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

Exchange-Traded Funds (99.9%)
	Other (99.9%)
17,512	Calamos Bitcoin Structured Alt Protection ETF® - April	$467,833
17,854	Calamos Bitcoin Structured Alt Protection ETF® - January	464,920
18,345	Calamos Bitcoin Structured Alt Protection ETF® - July	465,502
18,748	Calamos Bitcoin Structured Alt Protection ETF® - October	466,263
		1,864,518
Total Investments (99.9%) (Cost $1,869,463)		1,864,518
OTHER ASSETS, LESS LIABILITIES (0.1%)		2,511
NET ASSETS (100.0%)		$1,867,029

Amounts relating to investments in affiliated funds at October 31, 2025, and for the fiscal year-to-date period October 14, 2025 (commencement of operations) through October 31, 2025 are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Net Realized Gains/(Loss)	Net Increase/Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Calamos Bitcoin Structured Alt Protection ETF® – April	$-	$467,895	$-	$-	$-	$(62)	$467,833
Calamos Bitcoin Structured Alt Protection ETF® – January	$-	$466,752	$-	$-	$-	$(1,832)	$464,920
Calamos Bitcoin Structured Alt Protection ETF® – July	$-	$467,306	$-	$-	$-	$(1,804)	$465,502
Calamos Bitcoin Structured Alt Protection ETF® – October	$-	$467,510	$-	$-	$-	$(1,247)	$466,263
	$-	$1,869,463	$-	$-	$-	$(4,945)	$1,864,518

See accompanying Notes to Schedule of Investments

1

Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF®

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

Exchange-Traded Funds (99.9%)
	Other (99.9%)
9,553	Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April	306,019
10,817	Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January	299,348
11,995	Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July	303,025
12,735	Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October	$303,483
		1,211,875
	Total Exchange-Traded Funds (Cost $1,249,160)	1,211,875
Total Investments (99.9%) (Cost $1,249,160)		1,211,875
OTHER ASSETS, LESS LIABILITIES (0.1%)		950
NET ASSETS (100.0%)		$1,212,825

Amounts relating to investments in affiliated funds at October 31, 2025, and for the fiscal year-to-date period October 14, 2025 (commencement of operations) through October 31, 2025 are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Net Realized Gains/(Loss)	Net Increase/Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April	$-	$311,777	$-	$-	$-	$(5,758)	$306,019
Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January	$-	$312,603	$-	$-	$-	$(13,255)	$299,348
Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July	$-	$312,553	$-	$-	$-	$(9,528)	$303,025
Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October	$-	$312,227	$-	$-	$-	$(8,744)	$303,483
	$-	$1,249,160	$-	$-	$-	$(37,285)	$1,211,875

See accompanying Notes to Schedule of Investments

1

Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF®

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE
EXCHANGE-TRADED FUNDS (99.9%)
	Other (99.9%)
10,507	Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April	$310,587
11,182	Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January	305,126
12,055	Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July	305,159
12,646	Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October	307,300
		1,228,172
TOTAL INVESTMENTS (99.9%) (Cost $1,249,099)		1,228,172
OTHER ASSETS, LESS LIABILITIES (0.1%)		1,010
NET ASSETS (100.0%)		$1,229,182

Amounts relating to investments in affiliated funds at October 31, 2025, and for the fiscal year-to-date period October 14, 2025 (commencement of operations) through October 31, 2025 are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Net Realized Gains/(Loss)	Net Increase/Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April	$-	312,343	$-	$-	$-	(1,756)	$310,587
Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January	$-	312,276	$-	$-	$-	(7,150)	$305,126
Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July	$-	312,145	$-	$-	$-	(6,986)	$305,159
Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October	$-	$312,335	$-	$-	$-	$(5,035)	$307,300
	$-	$1,249,099	$-	$-	$-	$(20,927)	$1,228,172

See accompanying Notes to Schedule of Investments

1

Calamos S&P 500® Structured Alt Protection ETF® – January

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
Exchange-Traded Purchased Options (109.9%) #Ω
	Long Call Option (109.6%)
350	SPDR® S&P 500® ETF Trust
23,872,100	Expires 12/31/25, Strike $0.82	$23,805,123

	Long Put Option (0.3%)
350	SPDR® S&P 500® ETF Trust
23,872,100	Expires 12/31/25, Strike $586.08	77,331
	Total Exchange-Traded Purchased Options (Cost $21,481,410)	23,882,454
TOTAL INVESTMENTS (109.9%) (Cost $21,481,410)		23,882,454
LIABILITIES, LESS OTHER ASSETS (-9.9%)		(2,157,080)
NET ASSETS (100.0%)		$21,725,374

Exchange-Traded Written Option (-9.6%) #Ω
	Short Call Option (-9.6%)
(350)	SPDR® S&P 500® ETF Trust
(23,872,100)	Expires 12/31/25, Strike $630.45 (Premium $789,693)	$(2,095,824)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos S&P 500® Structured Alt Protection ETF® – February

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
Exchange-Traded Purchased Options (108.3%) #Ω
	Long Call Option (107.5%)
370	SPDR® S&P 500® ETF Trust
25,236,220	Expires 01/30/26, Strike $0.84	$25,179,505

	Long Put Option (0.8%)
370	SPDR® S&P 500® ETF Trust
25,236,220	Expires 01/30/26, Strike $601.82	189,307
	Total Exchange-Traded Purchased Options (Cost $23,501,533)	25,368,812
Total Investments (108.3%) (Cost $23,501,533)		25,368,812
LIABILITIES, LESS OTHER ASSETS (-8.3%)		(1,952,203)
NET ASSETS (100.0%)		$23,416,609

Exchange-Traded Written Option (-8.1%) #Ω
	Short Call Option (-8.1%)
(370)	SPDR® S&P 500® ETF Trust
(25,236,220)	Expires 01/30/26, Strike $646.78 (Premium $542,530)	(1,903,106)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos S&P 500® Structured Alt Protection ETF® – March

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (110.1%) #Ω
	Long Call Option (109.1%)
360	SPDR® S&P 500® ETF Trust
24,554,160	Expires 02/27/26, Strike $0.83	$24,499,746

	Long Put Option (1.0%)
360	SPDR® S&P 500® ETF Trust
24,554,160	Expires 02/27/26, Strike $594.18	228,210
	Total Exchange-Traded Purchased Options (Cost $21,913,634)	24,727,956
TOTAL INVESTMENTS (110.1%) (Cost $21,913,634)		24,727,956
LIABILITIES, LESS OTHER ASSETS (-10.1%)		(2,263,776)
NET ASSETS (100.0%)		$22,464,180

EXCHANGE-TRADED WRITTEN OPTION (-9.9%) #Ω
	Short Call Option (-9.9%)
(360)	SPDR® S&P 500® ETF Trust
(24,554,160)	Expires 02/27/26, Strike $639.52 (Premium $525,339)	(2,225,732)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos S&P 500® Structured Alt Protection ETF® – April

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (116.5%) #Ω
	Long Call Option (115.6%)
264	SPDR® S&P 500® ETF Trust
18,006,384	Expires 03/31/26, Strike $0.78	$17,945,900

	Long Put Option (0.9%)
264	SPDR® S&P 500® ETF Trust
18,006,384	Expires 03/31/26, Strike $559.39	148,453
	Total Exchange-Traded Purchased Options (Cost $15,442,196)	18,094,353
TOTAL INVESTMENTS (116.5%) (Cost $15,442,196)		18,094,353
LIABILITIES, LESS OTHER ASSETS (-16.5%)		(2,569,102)
NET ASSETS (100.0%)		$15,525,251

EXCHANGE-TRADED WRITTEN OPTION (-16.4%) #Ω
	Short Call Option (-16.4%)
(264)	SPDR® S&P 500® ETF Trust
(18,006,384)	Expires 03/31/26, Strike $602.91 (Premium $521,435)	$(2,550,274)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos S&P 500® Structured Alt Protection ETF® - May

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (118.4%) #Ω
	Long Call Option (117.2%)
1,022	SPDR® S&P 500® ETF Trust
69,706,532	Expires 04/30/26, Strike $3.83	$69,167,122

	Long Put Option (1.2%)
1,022	SPDR® S&P 500® ETF Trust
69,706,532	Expires 04/30/26, Strike $554.54	676,194
	Total Exchange-Traded Purchased Options (Cost $59,787,522)	69,843,316
TOTAL INVESTMENTS (118.4%) (Cost $59,787,522)		69,843,316
LIABILITIES, LESS OTHER ASSETS (-18.4%)		(10,840,158)
NET ASSETS (100.0%)		$59,003,158

EXCHANGE-TRADED WRITTEN OPTION (-18.8%) #Ω
	Short Call Option (-18.8%)
(1,022)	SPDR® S&P 500® ETF Trust
(69,706,532)	Expires 04/30/26, Strike $593.36 (Premium $3,267,151)	(11,089,386)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos S&P 500® Structured Alt Protection ETF® – June

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (112.5%) #Ω
	Long Call Option (110.7%)
176	SPDR® S&P 500® ETF Trust
12,004,256	Expires 05/29/26, Strike $4.07	$11,905,152

	Long Put Option (1.8%)
176	SPDR® S&P 500® ETF Trust
12,004,256	Expires 05/29/26, Strike $589.39	197,100
	Total Exchange-Traded Purchased Options (Cost $10,988,058)	12,102,252
TOTAL INVESTMENTS (112.5%) (Cost $10,988,058)		12,102,252
LIABILITIES, LESS OTHER ASSETS (-12.5%)		(1,348,418)
NET ASSETS (100.0%)		$10,753,834

EXCHANGE-TRADED WRITTEN OPTION (-13.0%) #Ω
	Short Call Option (-13.0%)
(176)	SPDR® S&P 500® ETF Trust
(12,004,256)	Expires 05/29/26, Strike $632.61 (Premium $528,741)	$(1,393,608)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos S&P 500® Structured Alt Protection ETF® – July

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (109.3%) #Ω
	Long Call Option (106.6%)
654	SPDR® S&P 500® ETF Trust
44,606,724	Expires 06/30/26, Strike $4.26	$44,198,259

	Long Put Option (2.7%)
654	SPDR® S&P 500® ETF Trust
44,606,724	Expires 06/30/26, Strike $617.85	1,118,648
	Total Exchange-Traded Purchased Options (Cost $42,006,235)	45,316,907
TOTAL INVESTMENTS (109.3%) (Cost $42,006,235)		45,316,907
LIABILITIES, LESS OTHER ASSETS (-9.3%)		(3,849,494)
NET ASSETS (100.0%)		$41,467,413

EXCHANGE-TRADED WRITTEN OPTION (-9.8%) #Ω
	Short Call Option (-9.8%)
(654)	SPDR® S&P 500® ETF Trust
(44,606,724)	Expires 06/30/26, Strike $660.01 (Premium $1,827,222)	$(4,052,627)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos S&P 500® Structured Alt Protection ETF® – August

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (107.7%) #Ω
	Long Call Option (104.4%)
725	SPDR® S&P 500® ETF Trust
49,449,350	Expires 07/31/26, Strike $4.36	$48,981,592

	Long Put Option (3.3%)
725	SPDR® S&P 500® ETF Trust
49,449,350	Expires 07/31/26, Strike $632.08	1,554,783
	Total Exchange-Traded Purchased Options (Cost $47,472,745)	50,536,375
TOTAL INVESTMENTS (107.7%) (Cost $47,472,745)		50,536,375
LIABILITIES, LESS OTHER ASSETS (-7.7%)		(3,609,399)
NET ASSETS (100.0%)		$46,926,976

EXCHANGE-TRADED WRITTEN OPTION (-8.3%) #Ω
	Short Call Option (-8.3%)
(725)	SPDR® S&P 500® ETF Trust
(49,449,350)	Expires 07/31/26, Strike $677.21 (Premium $1,936,095)	$(3,917,115)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos S&P 500® Structured Alt Protection ETF® – September

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (107.2%) #Ω
	Long Call Option (103.2%)
483	SPDR® S&P 500® ETF Trust
32,943,498	Expires 08/31/26, Strike $4.45	$32,634,357

	Long Put Option (4.0%)
483	SPDR® S&P 500® ETF Trust
32,943,498	Expires 08/31/26, Strike $645.05	1,252,480
	Total Exchange-Traded Purchased Options (Cost $32,324,376)	33,886,837
TOTAL INVESTMENTS (107.2%) (Cost $32,324,376)		33,886,837
LIABILITIES, LESS OTHER ASSETS (-7.2%)		(2,267,230)
NET ASSETS (100.0%)		$31,619,607

EXCHANGE-TRADED WRITTEN OPTION (-7.8%) #Ω
	Short Call Option (-7.8%)
(483)	SPDR® S&P 500® ETF Trust
(32,943,498)	Expires 08/31/26, Strike $687.56 (Premium $1,375,849)	$(2,467,894)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos S&P 500® Structured Alt Protection ETF® – October

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (105.5%) #Ω
	Long Call Option (100.6%)
382	SPDR® S&P 500® ETF Trust
26,054,692	Expires 09/30/26, Strike $4.60	$25,779,253

	Long Put Option (4.9%)
382	SPDR® S&P 500® ETF Trust
26,054,692	Expires 09/30/26, Strike $666.18	1,254,198
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $26,497,232)	27,033,451
Total Investments (105.5%) (Cost $26,497,232)		27,033,451
LIABILITIES, LESS OTHER ASSETS (-5.5%)		(1,410,136)
NET ASSETS (100.0%)		$25,623,315

Exchange-Traded Written Option (-6.2%) #Ω
	Short Call Option (-6.2%)
(382)	SPDR® S&P 500® ETF Trust
(26,054,692)	Expires 09/30/26, Strike $708.82
	(Premium $1,208,307)	(1,581,815)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos S&P 500® Structured Alt Protection ETF® – November

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (104.2%) #Ω
	Long Call Option (98.5%)
284	SPDR® S&P 500® ETF Trust
19,370,504	Expires 10/30/26, Strike $4.71	$19,090,480

	Long Put Option (5.7%)
284	SPDR® S&P 500® ETF Trust
19,370,504	Expires 10/30/26, Strike $682.06	1,111,292
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $20,202,677)	20,201,772
TOTAL INVESTMENTS (104.2%) (Cost $20,202,677)		20,201,772
LIABILITIES, LESS OTHER ASSETS (-4.2%)		(818,884)
NET ASSETS (100.0%)		$19,382,888

Exchange-Traded Written Option (-5.0%) #Ω
	Short Call Option (-5.0%)
(284)	SPDR® S&P 500® ETF Trust
(19,370,504)	Expires 10/30/26, Strike $728.32
	(Premium $968,271)	$(968,724)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos S&P 500® Structured Alt Protection ETF® – December

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (106.0%) #Ω
	Long Call Option (105.9%)
710	SPDR® S&P 500® ETF Trust
48,426,260	Expires 11/28/25, Strike $0.84	$48,380,333

	Long Put Option (0.1%)
710	SPDR® S&P 500® ETF Trust
48,426,260	Expires 11/28/25, Strike $602.55	55,785
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $44,700,255)	48,436,118
TOTAL INVESTMENTS (106.0%) (Cost $44,700,255)		48,436,118
LIABILITIES, LESS OTHER ASSETS (-6.0%)		(2,731,574)
NET ASSETS (100.0%)		$45,704,544

Exchange-Traded Written Option (-5.7%) #Ω
	Short Call Option (-5.7%)
(710)	SPDR® S&P 500® ETF Trust
(48,426,260)	Expires 11/28/25, Strike $651.18
	(Premium $986,430)	$(2,593,732)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos Nasdaq-100® Structured Alt Protection ETF® – March

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (117.9%) #Ω
	Long Call Option (117.0%)
240	Invesco QQQ Trust Series 1
15,097,680	Expires 02/27/26, Strike $0.71	$15,088,317

	Long Put Option (0.9%)
240	Invesco QQQ Trust Series 1
15,097,680	Expires 02/27/26, Strike $508.17	115,227
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $12,950,126)	15,203,544
Total Investments (117.9%) (Cost $12,950,126)		15,203,544
LIABILITIES, LESS OTHER ASSETS (-17.9%)		(2,309,708)
NET ASSETS (100.0%)		$12,893,836

Exchange-Traded Written Option (-17.7%) #Ω
	Short Call Option (-17.7%)
(240)	Invesco QQQ Trust Series 1
(15,097,680)	Expires 02/27/26, Strike $549.69 (Premium $417,624)	(2,287,571)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos Nasdaq-100® Structured Alt Protection ETF® – June

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (117.9%) #Ω
	Long Call Option (115.9%)
808	Invesco QQQ Trust Series 1
50,828,856	Expires 05/29/26, Strike $3.58	$50,561,536

	Long Put Option (2.0%)
808	Invesco QQQ Trust Series 1
50,828,856	Expires 05/29/26, Strike $519.11	873,102
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $44,953,687)	51,434,638
TOTAL INVESTMENTS (117.9%) (Cost $44,953,687)		51,434,638
LIABILITIES, LESS OTHER ASSETS (-17.9%)		(7,801,227)
NET ASSETS (100.0%)		$43,633,411

Exchange-Traded Written Option (-18.4%) #Ω
	Short Call Option (-18.4%)
(808)	Invesco QQQ Trust Series 1
(50,828,856)	Expires 05/29/26, Strike $558.82 (Premium $3,016,716)	$(8,025,440)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos Nasdaq-100® Structured Alt Protection ETF® – September

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (111.8%) #Ω
	Long Call Option (107.6%)
444	Invesco QQQ Trust Series 1
27,930,708	Expires 08/31/26, Strike $3.94	$27,772,770

	Long Put Option (4.2%)
444	Invesco QQQ Trust Series 1
27,930,708	Expires 08/31/26, Strike $570.40	1,097,024
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $26,737,805)	28,869,794
TOTAL INVESTMENTS (111.8%) (Cost $26,737,805)		28,869,794
LIABILITIES, LESS OTHER ASSETS (-11.8%)		(3,049,139)
NET ASSETS (100.0%)		$25,820,655

Exchange-Traded Written Option (-12.5%) #Ω
	Short Call Option (-12.5%)
(444)	Invesco QQQ Trust Series 1
(27,930,708)	Expires 08/31/26, Strike $610.39 (Premium $1,548,513)	$(3,240,240)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos Nasdaq-100® Structured Alt Protection ETF® – December

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (114.6%) #Ω
	Long Call Option (114.5%)
240	Invesco QQQ Trust Series 1
15,097,680	Expires 11/28/25, Strike $0.71	$15,089,003

	Long Put Option (0.1%)
240	Invesco QQQ Trust Series 1
15,097,680	Expires 11/28/25, Strike $509.74	11,736
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $13,247,115)	15,100,739
TOTAL INVESTMENTS (114.6%) (Cost $13,247,115)		15,100,739
LIABILITIES, LESS OTHER ASSETS (-14.6%)		(1,928,811)
NET ASSETS (100.0%)		$13,171,928

Exchange-Traded Written Option (-14.3%) #Ω
	Short Call Option (-14.3%)
(240)	Invesco QQQ Trust Series 1
(15,097,680)	Expires 11/28/25, Strike $553.93 (Premium $544,653)	$(1,886,445)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos Russell 2000® Structured Alt Protection ETF® – January

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (105.3%) #Ω
	Long Call Option (104.4%)
2,324	iShares® Russell 2000® ETF
57,223,852	Expires 12/31/25, Strike $0.31	$56,993,027

	Long Put Option (0.9%)
2,324	iShares® Russell 2000® ETF
57,223,852	Expires 12/31/25, Strike $220.96	486,540
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $54,222,034)	57,479,567
TOTAL INVESTMENTS (105.3%) (Cost $54,222,034)		57,479,567
LIABILITIES, LESS OTHER ASSETS (-5.3%)		(2,907,026)
NET ASSETS (100.0%)		$54,572,541

Exchange-Traded Written Option (-5.0%) #Ω
	Short Call Option (-5.0%)
(2,324)	iShares® Russell 2000® ETF
(57,223,852)	Expires 12/31/25, Strike $242.15 (Premium $1,938,692)	$(2,755,475)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos Russell 2000® Structured Alt Protection ETF® – April

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (116.9%) #Ω
	Long Call Option (115.8%)
341	iShares Russell 2000 ETF
8,396,443	Expires 03/31/26, Strike $0.28	$8,362,418

	Long Put Option (1.1%)
341	iShares Russell 2000 ETF
8,396,443	Expires 03/31/26, Strike $199.49	82,750
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $7,258,659)	8,445,168
TOTAL INVESTMENTS (116.9%) (Cost $7,258,659)		8,445,168
LIABILITIES, LESS OTHER ASSETS (-16.9%)		(1,222,150)
NET ASSETS (100.0%)		$7,223,018

Exchange-Traded Written Option (-16.7%) #Ω
	Short Call Option (-16.7%)
(341)	iShares Russell 2000 ETF
(8,396,443)	Expires 03/31/26, Strike $218.28 (Premium $354,148)	(1,209,450)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos Russell 2000® Structured Alt Protection ETF® – July

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (112.3%) #Ω
	Long Call Option (109.3%)
1,163	iShares® Russell 2000® ETF
28,636,549	Expires 06/30/26, Strike $1.49	$28,332,885

	Long Put Option (3.0%)
1,163	iShares® Russell 2000® ETF
28,636,549	Expires 06/30/26, Strike $215.79	773,702
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $26,604,303)	29,106,587
TOTAL INVESTMENTS (112.3%) (Cost $26,604,303)		29,106,587
LIABILITIES, LESS OTHER ASSETS (-12.3%)		(3,188,464)
NET ASSETS (100.0%)		$25,918,123

Exchange-Traded Written Option (-12.8%) #Ω
	Short Call Option (-12.8%)
(1,163)	iShares® Russell 2000® ETF
(28,636,549)	Expires 06/30/26, Strike $233.27 (Premium $1,504,050)	$(3,314,169)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Calamos Russell 2000® Structured Alt Protection ETF® – October

SCHEDULE OF INVESTMENTS OCTOBER 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (106.4%) #Ω
	Long Call Option (99.8%)
1,268	iShares Russell 2000 ETF
31,221,964	Expires 09/30/26, Strike $1.67	$30,852,570

	Long Put Option (6.6%)
1,268	iShares Russell 2000 ETF
31,221,964	Expires 09/30/26, Strike $241.96	2,039,812
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $32,393,468)	32,892,382
TOTAL INVESTMENTS (106.4%) (Cost $32,393,468)		32,892,382
LIABILITIES, LESS OTHER ASSETS (-6.4%)		(1,981,060)
NET ASSETS (100.0%)		$30,911,322

Exchange-Traded Written Option (-7.1%) #Ω
	Short Call Option (-7.1%)
(1,268)	iShares Russell 2000 ETF
(31,221,964)	Expires 09/30/26, Strike $260.98 (Premium $1,922,264)	$(2,183,841)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

1

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos ETF Trust (the “Trust”), a Delaware statutory trust organized on June 17, 2013, consists of forty-one series as of the date of this report. These financial statements relate only to the following funds (each, a "Fund" and collectively, the "Funds"):

Fund	Ticker	Commencement of Operations	Exchange
Antetokounmpo Global Sustainable Equities ETF	SROI	2/3/2023	NYSE
Autocallable Income ETF®	CAIE	6/25/2025	NYSE
CEF Income & Arbitrage ETF	CCEF	1/16/2024	NYSE
Convertible Equity Alternative ETF	CVRT	10/4/2023	NYSE
Nasdaq® Equity & Income ETF	CANQ	2/13/2024	NASDAQ
Bitcoin Structured Alt Protection ETF® – January	CBOJ	1/22/2025	CBOE
Bitcoin Structured Alt Protection ETF® – April	CBOA	4/7/2025	CBOE
Bitcoin Structured Alt Protection ETF® – July	CBOY	7/8/2025	CBOE
Bitcoin Structured Alt Protection ETF® – October	CBOO	10/7/2025	CBOE
Bitcoin 80 Series Structured Alt Protection ETF® – January	CBTJ	2/4/2025	CBOE
Bitcoin 80 Series Structured Alt Protection ETF® – April	CBTA	4/7/2025	CBOE
Bitcoin 80 Series Structured Alt Protection ETF® – July	CBTY	7/8/2025	CBOE
Bitcoin 80 Series Structured Alt Protection ETF® – October	CBTO	10/7/2025	CBOE
Bitcoin 90 Series Structured Alt Protection ETF® – January	CBXJ	2/4/2025	CBOE
Bitcoin 90 Series Structured Alt Protection ETF® – April	CBXA	4/7/2025	CBOE
Bitcoin 90 Series Structured Alt Protection ETF® – July	CBXY	7/8/2025	CBOE
Bitcoin 90 Series Structured Alt Protection ETF® – October	CBXO	10/7/2025	CBOE
Laddered S&P 500® Structured Alt Protection ETF®	CPSL	9/9/2024	CBOE
Laddered Bitcoin Structured Alt Protection ETF®	CBOL	10/14/2025	CBOE
Laddered Bitcoin 80 Series Structured Alt Protection ETF®	CBTL	10/14/2025	CBOE
Laddered Bitcoin 90 Series Structured Alt Protection ETF®	CBXL	10/14/2025	CBOE
S&P 500® Structured Alt Protection ETF® – January	CPSY	1/2/2025	NYSE
S&P 500® Structured Alt Protection ETF® – February	CPSF	2/3/2025	NYSE
S&P 500® Structured Alt Protection ETF® – March	CPSR	3/3/2025	NYSE
S&P 500® Structured Alt Protection ETF® – April	CPSP	4/1/2025	NYSE
S&P 500® Structured Alt Protection ETF® – May	CPSM	5/1/2024	NYSE
S&P 500® Structured Alt Protection ETF® – June	CPSU	6/2/2025	NYSE
S&P 500® Structured Alt Protection ETF® – July	CPSJ	7/1/2024	NYSE
S&P 500® Structured Alt Protection ETF® – August	CPSA	8/1/2024	NYSE
S&P 500® Structured Alt Protection ETF® – September	CPST	9/3/2024	NYSE
S&P 500® Structured Alt Protection ETF® – October	CPSO	10/1/2024	NYSE
S&P 500® Structured Alt Protection ETF® – November	CPSN	11/1/2024	NYSE
S&P 500® Structured Alt Protection ETF® – December	CPSD	12/2/2024	NYSE
Nasdaq-100® Structured Alt Protection ETF® – March	CPNM	3/3/2025	NYSE
Nasdaq-100® Structured Alt Protection ETF® – June	CPNJ	6/3/2024	NYSE
Nasdaq-100® Structured Alt Protection ETF® – September	CPNS	9/3/2024	NYSE
Nasdaq-100® Structured Alt Protection ETF® – December	CPNQ	12/2/2024	NYSE
Russell 2000® Structured Alt Protection ETF® – January	CPRY	1/2/2025	NYSE
Russell 2000® Structured Alt Protection ETF® – April	CPRA	4/1/2025	NYSE
Russell 2000® Structured Alt Protection ETF® – July	CPRJ	7/1/2024	NYSE
Russell 2000® Structured Alt Protection ETF® – October	CPRO	10/1/2024	NYSE

The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act"), as an open-end management investment company. Prior to commencement of operations, each Fund had issued one share of beneficial interest at a purchase price of $25 to Calamos Investments, LLC, the parent of Calamos Advisors, LLC, except the Calamos Antetokounmpo Global Sustainable Equities ETF which issued 4,000 shares of beneficial interest at an aggregate purchase price of $100,000.

Each Fund is actively managed. The diversification classification and investment objectives of the Funds are as follows:

Ticker	Diversification Classification	Objective
SROI	Diversified	Long-term capital appreciation.
CAIE	Non-Diversified	Seeks to generate high monthly income while providing reduced downside risk through exposure to the MerQube US Large Cap Vol Advantage Autocallable Index.
CCEF	Non-Diversified	High current income and long-term capital appreciation.
CVRT	Non-Diversified	Total return through capital appreciation and current income.
CANQ	Non-Diversified	Attractive risk-adjusted return through capital appreciation and current income.
CBOJ	Non-Diversified	Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant (“BRRNY”) (“Spot bitcoin”), up to a predetermined Cap, while protecting against 100% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the “Outcome Period”).

CBOA	Non-Diversified	Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant (“BRRNY”) (“Spot bitcoin”), up to a predetermined Cap, while protecting against 100% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the “Outcome Period”).
CBOY	Non-Diversified	Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant (“BRRNY”) (“Spot bitcoin”), up to a predetermined Cap, while protecting against 100% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the “Outcome Period”).
CBOO	Non-Diversified	Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant ("BRRNY") ("Spot bitcoin"), up to a predetermined Cap, while protecting against 100% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the “Outcome Period”.
CBTJ	Non-Diversified	Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant (“BRRNY”) (“Spot bitcoin”), up to a predetermined Cap, while seeking to provide a Floor with protection against a loss exceeding 20% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the “Outcome Period”).
CBTA	Non-Diversified	Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant (“BRRNY”) (“Spot bitcoin”), up to a predetermined Cap, while seeking to provide a Floor with protection against a loss exceeding 20% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the “Outcome Period”).
CBTY	Non-Diversified	Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant (“BRRNY”) (“Spot bitcoin”), up to a predetermined Cap, while seeking to provide a Floor with protection against a loss exceeding 20% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the “Outcome Period”).
CBTO	Non-Diversified	Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant ("BRRNY") ("Spot bitcoin"), up to a predetermined Cap, while seeking to provide a Floor with protection against a loss exceeding 20% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the “Outcome Period”).
CBXJ	Non-Diversified	Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant (“BRRNY”) (“Spot bitcoin”), up to a predetermined Cap, while seeking to provide a Floor with protection against a loss exceeding 10% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the “Outcome Period”).
CBXA	Non-Diversified	Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant (“BRRNY”) (“Spot bitcoin”), up to a predetermined Cap, while seeking to provide a Floor with protection against a loss exceeding 10% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the “Outcome Period”).
CBXY	Non-Diversified	Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant (“BRRNY”) (“Spot bitcoin”), up to a predetermined Cap, while seeking to provide a Floor with protection against a loss exceeding 10% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the “Outcome Period”).
CBXO	Non-Diversified	Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant (“BRRNY”) (“Spot bitcoin”), up to a predetermined Cap, while seeking to provide a Floor with protection against a loss exceeding 10% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the “Outcome Period”).
CPSL	Non-Diversified	Seeks to provide investors with capital appreciation.
CBOL	Non-Diversified	Seeks to provide exposure to the price of bitcoin.
CBTL	Non-Diversified	Seeks to provide exposure to the price of bitcoin.
CBXL	Non-Diversified	Seeks to provide exposure to the price of bitcoin.
CPSY	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).
CPSF	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).
CPSR	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).
CPSP	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).

CPSM	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the "Outcome Period").
CPSU	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).
CPSJ	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).
CPSA	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).
CPST	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).
CPSO	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).
CPSN	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).
CPSD	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).
CPNM	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).

CPNJ	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).

CPNS	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).

CPNQ	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).

CPRY	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell2000® ETF up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).
CPRA	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell2000® ETF up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).
CPRJ	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell2000® ETF up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).
CPRO	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell2000® ETF up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).

Calamos Antetokounmpo Asset Management LLC (“CGAM”), serves as the Fund’s adviser for the Calamos Antetokounmpo Global Sustainable Equities ETF. CGAM is jointly owned by Calamos Advisors LLC (“Calamos Advisors”) and Original C Fund, LLC, an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by Giannis Sina Ugo Antetokounmpo. Calamos Advisors serves as the Fund’s subadviser. Mr. Antetokounmpo serves on CGAM's Board of Directors and has indirect control of half of CGAM’s Board of Directors. Mr. Antetokounmpo is not a portfolio manager of the Fund and will not be involved in the day-to-day management of the Fund’s investments, and neither Original C nor Mr. Antetokounmpo shall provide any “investment advice” to the Fund. Mr. Antetokounmpo provided input in selecting the initial strategy for the Fund. Mr. Antetokounmpo will be involved with marketing efforts on behalf of CGAM. If Mr. Antetokounmpo is no longer involved with the Fund or CGAM then “Antetokounmpo” will be removed from the name of the Fund and CGAM. Further, shareholders would be notified of any change in the name of the Fund or its strategy. CGAM is jointly owned and controlled by Calamos Advisors LLC and, indirectly, by Mr. Antetokounmpo, a well-known professional athlete. Unanticipated events, including, without limitation, death, adverse reputational events or business disputes, could result in Mr. Antetokounmpo no longer being associated or involved with CGAM. Any such event could adversely impact the Fund and result in shareholders experiencing substantial losses.

For all other Funds in the ETF Trust, Calamos Advisors LLC (“Calamos Advisors” or the “Adviser”), serves as the Funds’ adviser.

Significant Accounting Policies. The Schedule of Investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

Funds Valuation. The Trust's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Trust, have designated the Adviser to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" the Adviser has adopted procedures to guide the determination of the net asset value ("NAV") on any day on which a Fund's NAVs are determined. The valuation of the Funds' investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market® are valued at the NASDAQ® Official Closing Price, as determined by NASDAQ®, or lacking a NASDAQ® Official Closing Price, the last current reported sale price on NASDAQ® at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Securities that are principally traded in foreign markets are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price at the official close of that exchange’s trading day. However, when a Fund’s option has a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures. The FLEX Options held by the Funds will be exercisable at the strike price only on their expiration date.

If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the Adviser, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Adviser, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Note 2 – Fair Value Measurements

Various inputs are used to determine the value of the Funds' investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund's investments.

The following is a summary of the inputs used in valuing the Funds' holdings at fair value:

	ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$16,749,359	$—	$—	$16,749,359
Total	$16,749,359	$—	$—	$16,749,359

	AUTOCALLABLE INCOME ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Security	$—	$344,456,818	$—	$344,456,818
Total Return Swap	—	14,065,512	—	14,065,512
Total	$—	$358,522,330	$—	$358,522,330

	CEF INCOME & ARBITRAGE ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Closed-End Funds	$20,083,307	$—	$—	$20,083,307
Right	184	—	—	184
Total	$20,083,491	$—	$—	$20,083,491

	CONVERTIBLE EQUITY ALTERNATIVE ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$74,014	$—	$—	$74,014
Convertible Bonds	—	9,117,187	—	9,117,187
Convertible Preferred Stocks	2,101,191	53,826	—	2,155,017
Investment of Cash Collateral For Securities Loaned	—	1,494,065	—	1,494,065
Total	$2,175,205	$10,665,078	$—	$12,840,283

	NASDAQ® EQUITY & INCOME ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Funds	$25,100,551	$—	$—	$25,100,551
Exchange-Traded Purchased Options	—	6,001,015	—	6,001,015
Total	$25,100,551	$6,001,015	$—	$31,101,566

	BITCOIN STRUCTURED ALT PROTECTION ETF® – JANUARY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Security	$—	$38,176,575	$—	$38,176,575
Exchange-Traded Purchased Option	—	5,098,417	—	5,098,417
Total	$—	$43,274,992	$—	$43,274,992
Liabilities:
Exchange-Traded Written Option	$—	$2,899,014	$—	$2,899,014
Total	$—	$2,899,014	$—	$2,899,014

	BITCOIN STRUCTURED ALT PROTECTION ETF® – APRIL
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Security	$—	$4,893,342	$—	$4,893,342
Exchange-Traded Purchased Option	—	2,316,546	—	2,316,546
Total	$—	$7,209,888	$—	$7,209,888
Liabilities:
Exchange-Traded Written Option	$—	$1,890,414	$—	$1,890,414
Total	$—	$1,890,414	$—	$1,890,414

	BITCOIN STRUCTURED ALT PROTECTION ETF® – JULY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Security	$—	$6,081,756	$—	$6,081,756
Exchange-Traded Purchased Option	—	1,169,684	—	1,169,684
Total	$—	$7,251,440	$—	$7,251,440
Liabilities:
Exchange-Traded Written Option	$—	$913,876	$—	$913,876
Total	$—	$913,876	$—	$913,876

	BITCOIN STRUCTURED ALT PROTECTION ETF® – OCTOBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Security	$—	$4,796,435	$—	$4,796,435
Exchange-Traded Purchased Option	—	779,502	—	779,502
Total	$—	$5,575,937	$—	$5,575,937
Liabilities:
Exchange-Traded Written Option	$—	$647,292	$—	$647,292
Total	$—	$647,292	$—	$647,292

	BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® – JANUARY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Security	$—	$33,468,961	$—	$33,468,961
Exchange-Traded Purchased Option	—	14,351,868	—	14,351,868
Total	$—	$47,820,829	$—	$47,820,829
Liabilities:
Exchange-Traded Written Option	$—	$782,965	$—	$782,965
Total	$—	$782,965	$—	$782,965

	BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® – APRIL
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Security	$—	$2,929,793	$—	$2,929,793
Exchange-Traded Purchased Option	—	2,390,049	—	2,390,049
Total	$—	$5,319,842	$—	$5,319,842
Liabilities:
Exchange-Traded Written Option	$—	$552,424	$—	$552,424
Total	$—	$552,424	$—	$552,424

	BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® – JULY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Security	$—	$8,764,070	$—	$8,764,070
Exchange-Traded Purchased Option	—	3,375,963	—	3,375,963
Total	$—	$12,140,033	$—	$12,140,033
Liabilities:
Exchange-Traded Written Option	$—	$796,394	$—	$796,394
Total	$—	$796,394	$—	$796,394

	BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® – OCTOBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Security	$—	$3,837,148	$—	$3,837,148
Exchange-Traded Purchased Option	—	1,222,835	—	1,222,835
Total	$—	$5,059,983	$—	$5,059,983
Liabilities:
Exchange-Traded Written Option	$—	$337,854	$—	$337,854
Total	$—	$337,854	$—	$337,854

	BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF® – JANUARY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Security	$—	$17,719,894	$—	$17,719,894
Exchange-Traded Purchased Option	—	5,040,743	—	5,040,743
Total	$—	$22,760,637	$—	$22,760,637
Liabilities:
Exchange-Traded Written Option	$—	$957,353	$—	$957,353
Total	$—	$957,353	$—	$957,353

	BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF® – APRIL
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Security	$—	$4,405,289	$—	$4,405,289
Exchange-Traded Purchased Option	—	2,739,132	—	2,739,132
Total	$—	$7,144,421	$—	$7,144,421
Liabilities:
Exchange-Traded Written Option	$—	$1,274,485	$—	$1,274,485
Total	$—	$1,274,485	$—	$1,274,485

	BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF® – JULY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Security	$—	$9,857,420	$—	$9,857,420
Exchange-Traded Purchased Option	—	2,684,449	—	2,684,449
Total	$—	$12,541,869	$—	$12,541,869
Liabilities:
Exchange-Traded Written Option	$—	$1,154,845	$—	$1,154,845
Total	$—	$1,154,845	$—	$1,154,845

	BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF® – OCTOBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Security	$—	$5,395,989	$—	$5,395,989
Exchange-Traded Purchased Option	—	1,225,304	—	1,225,304
Total	$—	$6,621,293	$—	$6,621,293
Liabilities:
Exchange-Traded Written Option	$—	$596,087	$—	$596,087
Total	$—	$596,087	$—	$596,087

	LADDERED S&P 500® STRUCTURED ALT PROTECTION ETF®
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Funds	$83,646,696	$—	$—	$83,646,696
Total	$83,646,696	$—	$—	$83,646,696

	LADDERED BITCOIN STRUCTURED ALT PROTECTION ETF®
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Funds	$1,864,518	$—	$—	$1,864,518
Total	$1,864,518	$—	$—	$1,864,518

	LADDERED BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF®
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Funds	$1,211,875	$—	$—	$1,211,875
Total	$1,211,875	$—	$—	$1,211,875

	LADDERED BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF®
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Funds	$1,228,172	$—	$—	$1,228,172
Total	$1,228,172	$—	$—	$1,228,172

	S&P 500® STRUCTURED ALT PROTECTION ETF® – JANUARY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$23,882,454	$—	$23,882,454
Total	$—	$23,882,454	$—	$23,882,454
Liabilities:
Exchange-Traded Written Option	$—	$2,095,824	$—	$2,095,824
Total	$—	$2,095,824	$—	$2,095,824

	S&P 500® STRUCTURED ALT PROTECTION ETF® – FEBRUARY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$25,368,812	$—	$25,368,812
Total	$—	$25,368,812	$—	$25,368,812
Liabilities:
Exchange-Traded Written Option	$—	$1,903,106	$—	$1,903,106
Total	$—	$1,903,106	$—	$1,903,106

	S&P 500® STRUCTURED ALT PROTECTION ETF® – MARCH
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$24,727,956	$—	$24,727,956
Total	$—	$24,727,956	$—	$24,727,956
Liabilities:
Exchange-Traded Written Option	$—	$2,225,732	$—	$2,225,732
Total	$—	$2,225,732	$—	$2,225,732

	S&P 500® STRUCTURED ALT PROTECTION ETF® – APRIL
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$18,094,353	$—	$18,094,353
Total	$—	$18,094,353	$—	$18,094,353
Liabilities:
Exchange-Traded Written Option	$—	$2,550,274	$—	$2,550,274
Total	$—	$2,550,274	$—	$2,550,274

	S&P 500® STRUCTURED ALT PROTECTION ETF® - MAY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$69,843,316	$—	$69,843,316
Total	$—	$69,843,316	$—	$69,843,316
Liabilities:
Exchange-Traded Written Option	$—	$11,089,386	$—	$11,089,386
Total	$—	$11,089,386	$—	$11,089,386

	S&P 500® STRUCTURED ALT PROTECTION ETF® – JUNE
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$12,102,252	$—	$12,102,252
Total	$—	$12,102,252	$—	$12,102,252
Liabilities:
Exchange-Traded Written Option	$—	$1,393,608	$—	$1,393,608
Total	$—	$1,393,608	$—	$1,393,608

	S&P 500® STRUCTURED ALT PROTECTION ETF® – JULY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$45,316,907	$—	$45,316,907
Total	$—	$45,316,907	$—	$45,316,907
Liabilities:
Exchange-Traded Written Option	$—	$4,052,627	$—	$4,052,627
Total	$—	$4,052,627	$—	$4,052,627

	S&P 500® STRUCTURED ALT PROTECTION ETF® – AUGUST
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$50,536,375	$—	$50,536,375
Total	$—	$50,536,375	$—	$50,536,375
Liabilities:
Exchange-Traded Written Option	$—	$3,917,115	$—	$3,917,115
Total	$—	$3,917,115	$—	$3,917,115

	S&P 500® STRUCTURED ALT PROTECTION ETF® – SEPTEMBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$33,886,837	$—	$33,886,837
Total	$—	$33,886,837	$—	$33,886,837
Liabilities:
Exchange-Traded Written Option	$—	$2,467,894	$—	$2,467,894
Total	$—	$2,467,894	$—	$2,467,894

	S&P 500® STRUCTURED ALT PROTECTION ETF® – OCTOBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$27,033,451	$—	$27,033,451
Total	$—	$27,033,451	$—	$27,033,451
Liabilities:
Exchange-Traded Written Option	$—	$1,581,815	$—	$1,581,815
Total	$—	$1,581,815	$—	$1,581,815

	S&P 500® STRUCTURED ALT PROTECTION ETF® – NOVEMBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$20,201,772	$—	$20,201,772
Total	$—	$20,201,772	$—	$20,201,772
Liabilities:
Exchange-Traded Written Option	$—	$968,724	$—	$968,724
Total	$—	$968,724	$—	$968,724

	S&P 500® STRUCTURED ALT PROTECTION ETF® – DECEMBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$48,436,118	$—	$48,436,118
Total	$—	$48,436,118	$—	$48,436,118
Liabilities:
Exchange-Traded Written Option	$—	$2,593,732	$—	$2,593,732
Total	$—	$2,593,732	$—	$2,593,732

	NASDAQ-100® STRUCTURED ALT PROTECTION ETF® – MARCH
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$15,203,544	$—	$15,203,544
Total	$—	$15,203,544	$—	$15,203,544
Liabilities:
Exchange-Traded Written Option	$—	$2,287,571	$—	$2,287,571
Total	$—	$2,287,571	$—	$2,287,571

	NASDAQ-100® STRUCTURED ALT PROTECTION ETF® – JUNE
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$51,434,638	$—	$51,434,638
Total	$—	$51,434,638	$—	$51,434,638
Liabilities:
Exchange-Traded Written Option	$—	$8,025,440	$—	$8,025,440
Total	$—	$8,025,440	$—	$8,025,440

	NASDAQ-100® STRUCTURED ALT PROTECTION ETF® – SEPTEMBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$28,869,794	$—	$28,869,794
Total	$—	$28,869,794	$—	$28,869,794
Liabilities:
Exchange-Traded Written Option	$—	$3,240,240	$—	$3,240,240
Total	$—	$3,240,240	$—	$3,240,240

	NASDAQ-100® STRUCTURED ALT PROTECTION ETF® – DECEMBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$15,100,739	$—	$15,100,739
Total	$—	$15,100,739	$—	$15,100,739
Liabilities:
Exchange-Traded Written Option	$—	$1,886,445	$—	$1,886,445
Total	$—	$1,886,445	$—	$1,886,445

	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® – JANUARY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$57,479,567	$—	$57,479,567
Total	$—	$57,479,567	$—	$57,479,567
Liabilities:
Exchange-Traded Written Option	$—	$2,755,475	$—	$2,755,475
Total	$—	$2,755,475	$—	$2,755,475

	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® – APRIL
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$8,445,168	$—	$8,445,168
Total	$—	$8,445,168	$—	$8,445,168
Liabilities:
Exchange-Traded Written Option	$—	$1,209,450	$—	$1,209,450
Total	$—	$1,209,450	$—	$1,209,450

	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® – JULY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$29,106,587	$—	$29,106,587
Total	$—	$29,106,587	$—	$29,106,587
Liabilities:
Exchange-Traded Written Option	$—	$3,314,169	$—	$3,314,169
Total	$—	$3,314,169	$—	$3,314,169

	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® – OCTOBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$32,892,382	$—	$32,892,382
Total	$—	$32,892,382	$—	$32,892,382
Liabilities:
Exchange-Traded Written Option	$—	$2,183,841	$—	$2,183,841
Total	$—	$2,183,841	$—	$2,183,841